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                        [LETTERHEAD OF JEFFERSON PILOT]

                                                              May 7, 2001


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

       RE: JPF SEPARATE ACCOUNT A
           FILE NO. 333-93367

Commissioners:

       Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

              (1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

              (2) the text of the most recent Post-Effective Amendment was electronically filed on April 18, 2001.

       If you have any questions, please call me at (800) 258-3648 x6140.

                                                   Sincerely,

                                                   /s/Charlene Grant

                                                   Charlene Grant
                                                   Assistant Vice President and
                                                   Associate Counsel